Leases - Supplemental Balance Sheet Location (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Operating lease right-of-use assets
Long-term	$ 372	$ 170
Total operating lease right-of-use assets	372	170
Operating lease liabilities
Current	(95)	(27)
Long-term	(304)	(153)
Total operating lease liabilities	(399)	(180)
Finance Leases
Property and equipment, gross	19	13
Accumulated depreciation	(7)	(3)
Property and equipment, net	12	10
Current portion of long-term debt	(4)	(4)
Long-term debt	(8)	(6)
Total finance lease liabilities	$ (12)	$ (10)
Weighted average remaining lease term (years)
Operating leases	7 years 4 months 24 days	10 years 10 months 24 days
Finance leases	4 years 9 months 18 days	5 years 2 months 12 days
Weighted average discount rate (%)
Operating leases	2.42%	3.51%
Finance leases (percent)	2.89%	3.68%